Acquisitions of businesses	12 Months Ended
Dec. 31, 2022
Disclosure of acquisition of businesses [abstract]
Acquisition of businesses
24. Acquisitions of businesses
Fair value of assets and liabilities arising from acquisitions of businesses:
(USD millions)	2022	2021	2020

Property, plant and equipment	13		26

Right-of-use assets	12		32

Currently marketed products		292	196

Acquired research and development	1 209	262	8 600

Other intangible assets		98	218

Deferred tax assets	56	28	476

Non-current financial and other assets			49

Inventories			84

Trade receivables and financial and other current assets	5	1	109

Cash and cash equivalents	89	10	76

Deferred tax liabilities	-300	-74	-1 977

Current and non-current financial debts		-1	-32

Current and non-current lease liabilities	-12		-44

Trade payables and other liabilities	-67	-4	-144

Net identifiable assets acquired	1 005	612	7 669

Acquired cash and cash equivalents	-89	-10	-76

Non-controlling interests		-105

Goodwill	161	238	2 580

Net assets recognized as a result of acquisitions of businesses	1 077	735	10 173

Note 2 details significant acquisitions of businesses, specifically of Gyroscope in 2022, the cephalosporin antibiotics business from GSK in 2021; and of the The Medicines Company and the Japanese business of AGI in 2020. The goodwill arising out of these acquisitions is attributable to the buyer-specific synergies, the assembled workforce, and the accounting for deferred tax liabilities on the acquired assets. In 2022, no goodwill (2021: USD 107 million; 2020: USD 74 million) is tax deductible.